TRADE AND OTHER PAYABLES (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Trade and other payables [abstract]
Trade payables	$ 209.1	$ 173.1
Other payables	105.6	101.6
Trade and other current payables	$ 314.7	$ 274.7